FEDERAL AND STATE INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax expense at statutory rate									$ 4,692	$ 4,191	$ 4,236
Increase (decrease) in taxes resulting from:
Tax exempt interest									(1,060)	(1,144)	(1,275)
Nondeductible interest expense									14	18	29
Employee benefits									(128)	(196)	(240)
Other nondeductible expenses									38	11	32
State income taxes net of federal tax benefit											41
Dividend income exclusion											(1)
Other										(180)	218
Total provision for income taxes	$ 871	$ 1,031	$ 941	$ 713	$ 522	$ 779	$ 842	$ 557	$ 3,556	$ 2,700	$ 3,040
Effective tax rate									25.80%	21.90%	24.40%